Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other investments, current	$ 125	$ 44
Other investments, non-current	1,245	1,033
Other investments – equity shares
Disclosure of financial assets [line items]
Other investments, current	15	2
Other investments, non-current	418	405
Other
Disclosure of financial assets [line items]
Other investments, current	110	42
Other investments, non-current	827	628
Life Insurance Policies | Level 3
Disclosure of financial assets [line items]
Other investments, non-current	$ 662	$ 628